Accounts Receivable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Bad debt expense	$ 0	$ 0	$ 6,554	$ 16,165